Restatement of Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Restatement of Quarterly Financial Information (Unaudited)
Schedule of Restatement of Quarterly Financial Information consolidated Balance Sheet

CONSOLIDATED BALANCE SHEETS

	MARCH 31, 2023
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$696,933	$788,408	$1,485,341
Total current assets	4,313,535	788,408	5,101,943
Total assets	8,051,939	788,408	8,840,347

Stockholders’ equity (deficit)
Accumulated deficit	(70,145,373)	788,408	(69,356,965)

Total stockholders’ equity (deficit)	(8,504,314)	788,408	(7,715,906)

Total liabilities and stockholders’ equity (deficit)	$8,051,939	$788,408	$8,840,347

CONSOLIDATED BALANCE SHEETS

	JUNE 30, 2023
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$2,043,328	$806,281	$2,849,609
Total current assets	4,968,663	806,281	5,774,944
Total assets	8,645,146	806,281	9,451,427

Stockholders’ equity (deficit)
Accumulated deficit	(70,909,843)	806,281	(70,103,562)

Total stockholders’ equity (deficit)	(9,131,190)	806,281	(8,324,909)

Total liabilities and stockholders’ equity (deficit)	$8,645,146	$806,281	$9,451,427

CONSOLIDATED BALANCE SHEETS

	SEPTEMBER 30, 2023
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$2,549,022	$824,559	$3,373,581
Total current assets	6,074,162	824,559	6,898,721
Total assets	9,681,503	824,559	10,506,062

Stockholders’ equity (deficit)
Accumulated deficit	(71,737,345)	824,559	(70,912,786)

Total stockholders’ equity (deficit)	(9,856,227)	824,559	(9,031,668)

Total liabilities and stockholders’ equity (deficit)	$9,681,503	$824,559	$10,506,062

CONSOLIDATED BALANCE SHEETS

	MARCH 31, 2024
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$1,667,856	$547,367	$2,215,223
Total current assets	13,670,201	547,367	14,217,568
Total assets	17,083,765	547,367	17,631,132

Stockholders’ equity (deficit)
Accumulated deficit	(65,353,367)	547,367	(64,806,000)

Total stockholders’ equity (deficit)	8,255,523	547,367	8,802,890

Total liabilities and stockholders’ equity (deficit)	$17,083,765	$547,367	$17,631,132

CONSOLIDATED BALANCE SHEETS

	JUNE 30, 2024
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$1,784,437	$559,775	$2,344,212
Total current assets	11,327,736	559,775	11,887,511
Total assets	14,749,740	559,775	15,309,515

Stockholders’ equity (deficit)
Accumulated deficit	(71,512,689)	559,775	(70,952,914)

Total stockholders’ equity (deficit)	2,232,979	559,775	2,792,754

Total liabilities and stockholders’ equity (deficit)	$14,749,740	$559,775	$15,309,515

CONSOLIDATED BALANCE SHEETS

	SEPTEMBER 30, 2024
	As
	previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$1,930,396	$572,465	$2,502,861
Total current assets	7,590,707	572,465	8,163,172
Total assets	11,654,860	572,465	12,227,325

Stockholders’ equity (deficit)
Accumulated deficit	(71,982,925)	572,465	(71,410,460)

Total stockholders’ equity (deficit)	1,913,874	572,465	2,486,339

Total liabilities and stockholders’ equity (deficit)	$11,654,860	$572,465	$12,227,325

Schedule of Restatement of Quarterly Financial Information Consolidated Statement of Operations

CONSOLIDATED STATEMENT OF OPERATIONS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2023
	As
	previously
	reported	Adjustment	As restated
Revenue	$3,012,749	$(315,000)	$2,697,749
Interest income	—	24,458	24,458
Total costs and expenses	4,439,945	(24,458)	4,415,487

Loss before provision for income taxes	(1,427,196)	(290,542)	(1,717,738)

Net loss	$(1,446,984)	$(290,542)	$(1,737,526)

Net loss per common share - basic and diluted:	$(0.08)	$(0.01)	$(0.09)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE SIX MONTHS
	ENDED JUNE 30, 2023			ENDED JUNE 30, 2023
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$4,111,721	$—	$4,111,721	$7,124,469	$(315,000)	$6,809,469
Interest income	—	17,873	17,873	—	42,331	42,331
Total costs and expenses	4,875,876	(17,873)	4,858,003	9,315,819	(42,331)	9,273,488

Net loss before provision for income taxes	(764,155)	17,873	(746,282)	(2,191,350)	(272,669)	(2,464,019)

Net loss	$(764,470)	$17,873	$(746,597)	$(2,211,454)	$(272,669)	$(2,484,123)
Net loss per common share - basic and diluted:	$(0.04)	$—	$(0.04)	$(0.12)	$(0.01)	$(0.13)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE NINE MONTHS
	ENDED SEPTEMBER 30, 2023			ENDED SEPTEMBER 30, 2023
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$6,747,256	$—	$6,747,256	$13,871,725	$(315,000)	$13,556,725
Interest income	—	18,278	18,278	—	60,609	60,609
Total costs and expenses	7,574,758	(18,278)	7,556,480	16,910,681	(60,609)	16,850,072

Net loss before provision for income taxes	(827,502)	18,278	(809,224)	(3,038,956)	(254,391)	(3,293,347)

Net loss	$(827,502)	$18,278	$(809,224)	$(3,038,956)	$(254,391)	$(3,293,347)
Net loss per common share - basic and diluted:	$(0.04)	$—	$(0.04)	$(0.16)	$(0.01)	$(0.17)

CONSOLIDATED STATEMENT OF OPERATIONS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2024
	As
	previously
	reported	Adjustment	As restated
Revenue	$3,556,766	$(315,000)	$3,241,766
Gross profit	1,443,284	(315,000)	1,128,284
Operating loss	(2,083,492)	(315,000)	(2,398,492)
Other income	35,516	19,116	54,632
Total other income (expense)	(475,499)	19,116	(456,383)

Loss before provision for income taxes	(2,558,991)	(295,884)	(2,854,875)

Net loss	$(2,558,991)	$(295,884)	(2,854,875)

Net loss per common share - basic and diluted:	$(0.14)	$(0.01)	$(0.15)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE SIX MONTHS
	ENDED JUNE 30, 2024			ENDED JUNE 30, 2024
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$3,361,433	$—	$3,361,433	$6,918,199	$(315,000)	$6,603,199
Gross profit	1,060,600	—	1,060,600	2,503,884	(315,000)	2,188,884
Operating loss	(3,573,510)	—	(3,573,510)	(5,657,002)	(315,000)	(5,972,002)
Interest income	109,787	12,408	122,195	145,303	31,524	176,827
Total other income (expense)	(2,585,466)	12,408	(2,573,058)	(3,060,965)	31,524	(3,029,441)

Net loss before provision for income taxes	(6,158,976)	12,408	(6,146,568)	(8,717,967)	(283,476)	(9,001,443)

Net loss	$(6,159,322)	$12,408	$(6,146,914)	$(8,718,313)	$(283,476)	$(9,001,789)
Net loss per common share - basic and diluted:	$(0.33)	$—	$(0.33)	$(0.46)	$(0.02)	$(0.48)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS			FOR THE NINE MONTHS
	ENDED SEPTEMBER 30, 2024			ENDED SEPTEMBER 30, 2024
	As			As
	previously			previously
	reported	Adjustment	As restated	reported	Adjustment	As restated
Revenues	$5,236,990	$—	$5,236,990	$12,155,189	$(315,000)	$11,840,189
Gross profit	1,594,919	—	1,594,919	4,098,803	(315,000)	3,783,803
Operating loss	(1,107,431)	—	(1,107,431)	(6,764,433)	(315,000)	(7,079,433)
Interest income	67,966	12,690	80,656	213,269	44,214	257,483
Total other income (expense)	342,992	12,690	355,682	(2,717,973)	44,214	(2,673,759)

Net loss before provision for income taxes	(764,439)	12,690	(751,749)	(9,482,406)	(270,786)	(9,753,192)

Net loss	$(470,236)	$12,690	$(457,546)	$(9,188,549)	$(270,786)	$(9,459,335)
Net loss per common share - basic and diluted:	$(0.02)	$—	$(0.02)	$(0.48)	$(0.02)	$(0.50)

Schedule of Restatement of Quarterly Financial Information Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2023
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(1,446,984)	$(290,542)	$(1,737,526)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(24,458)	(24,458)
Changes in operating assets and liabilities
Accounts receivable	2,080,674	315,000	2,395,674
Net cash provided by operating activities	$777,564	$—	$777,564

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE SIX MONTHS ENDED
	JUNE 30, 2023
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(2,211,454)	$(272,669)	$(2,484,123)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(42,331)	(42,331)
Changes in operating assets and liabilities
Accounts receivable	734,279	315,000	1,049,279
Net cash provided by operating activities	$232,492	$—	$232,492

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE NINE MONTHS ENDED
	SEPTEMBER 30, 2023
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(3,038,956)	$(254,391)	$(3,293,347)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(60,609)	(60,609)
Changes in operating assets and liabilities
Accounts receivable	228,585	315,000	543,585
Net cash provided by operating activities	$786,144	$—	$786,144

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE THREE MONTHS ENDED
	MARCH 31, 2024
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(2,558,991)	$(295,884)	$(2,854,875)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(19,116)	(19,116)
Changes in operating assets and liabilities
Accounts receivable	565,355	315,000	880,355
Net cash provided by operating activities	$(439,220)	$—	$(439,220)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE SIX MONTHS ENDED
	JUNE 30, 2024
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(8,718,313)	$(283,476)	$(9,001,789)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(31,524)	(31,524)
Changes in operating assets and liabilities
Accounts receivable	448,774	315,000	763,774
Net cash provided by operating activities	$(3,122,619)	$—	$(3,122,619)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE NINE MONTHS ENDED
	SEPTEMBER 30, 2024
	As
	previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$(9,188,549)	$(270,786)	$(9,459,335)

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(44,214)	(44,214)
Changes in operating assets and liabilities
Accounts receivable	302,815	315,000	617,815
Net cash provided by operating activities	$(3,274,785)	$—	$(3,274,785)